Financial risk management	12 Months Ended
Jun. 30, 2026
Disclosure Of Financial Risk Management [Abstract]
Financial risk management	Financial risk management
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis Balance sheet analysis	The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Natural hedges are utilized to offset exchange rate movements between the asset and liability and to reduce foreign exchange gains and losses in the Consolidated Income Statement.

Market risk – interest rate risk	Term deposits at fixed rates Cash deposits at variable rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	The NovaQuest borrowing was fully repaid during the year. Accordingly, the Group had no exposure to price risk associated with the NovaQuest financing arrangement at June 30, 2026.

Market risk – margin risk (gross to net)	Variable consideration deducted from gross product sales in arriving at product sales, net.	Sensitivity analysis on gross to net percentage; monitoring of actual claims and settlements against accrued balances.	The Group performs monthly review and true-up of gross to net reserves against actual claims data, conducts independent review of channel and utilization data, and maintains internal controls over the recognition and release of gross to net accruals.

Market risk - share price risk	Warrant liability	Sensitivity analysis	The future exercise of warrants will not impact the Group's future cash flows significantly given the warrants will be paid in shares upon exercise. Therefore there are no significant cashflow risks associated with these warrants. The Group monitors the profit or loss impact that share price movements have on the valuation of the warrant liability each period.

Credit risk	Cash and cash equivalents, trade and other receivables and other non-current assets	Aging analysis Credit ratings	Transact primarily with the best risk rated banks available in each region giving consideration to the products required, the quantum of cash reserves held and future forecasted requirements

The Group manages credit risk relating to trade receivables through the implementation of credit policies and procedures.

Liquidity risk	Cash and cash equivalents, borrowings, trade payables, lease liabilities and contingent consideration	Rolling cash flow forecasts	Future cash flows requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.
a.    Market risk
(i)    Currency risk
The Group has foreign currency amounts owing relating to clinical, regulatory and overhead activities. The five-year credit-line facility entered into December 2025 is denominated in US$ and has been recognized in the Group’s Australian based entity, whose functional currency is the A$. The Group also has foreign currency amounts owing in the Group’s Swiss and Singapore based entities, whose functional currencies are the US$. The Group also has foreign currency amounts owing in various other non-US$ currencies in A$ and US$ functional currency entities in the Group relating to clinical, regulatory and overhead activities. These foreign currency balances give rise to a currency risk, which is the risk of the exchange rate moving, in either direction, and the impact it may have on the Group’s financial performance. To mitigate exchange‑rate risk associated with loans denominated in a foreign currency, the Group holds cash reserves in the same foreign currency as the loan, creating a natural hedge. This arrangement offsets movements between the asset and liability balances, thereby reducing foreign exchange gains and losses recognized in the Consolidated Income Statement.
Currency risk is minimized by ensuring the proportion of cash reserves held in each currency matches the expected rate of spend of each currency.
As of June 30, 2026, the Group held 98% of its cash in US$, 1% in A$ and 1% in other currencies. As of June 30, 2025, the Group held 80% of its cash in US$ and 20% in A$.
The balances held at the end of the year that give rise to currency risk exposure are presented in US$ in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2026 and June 30, 2025 would have had on the Group’s reported net profits/(losses) and/or equity balance. The bank balances held at the end of the year that are presented in the following table give rise to currency risk exposure as they are not in the functional currency of the entity in which it is held.

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2026	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$75,559	$15,112	$(15,112)
Bank accounts – CHF	CHF308	$76	$(76)
Bank accounts – SGD	S$362	$56	$(56)
Bank accounts – EUR	EUR42	$9	$(9)
Trade and other receivables - USD	US$47	$9	$(9)
Trade and other receivables - SGD	S$481	$74	$(74)
Trade and other receivables - CHF	CHF8	$2	$(2)
Trade and other receivables - EUR	EUR88	$20	$(20)
Trade payables and accruals - USD	(US$1,274)	$(255)	$255
Trade payables and accruals - AUD	(A$513)	$(70)	$70
Trade payables and accruals - SGD	(S$123)	$(19)	$19
Trade payables and accruals - GBP	(GBP41)	$(11)	$11
Trade payables and accruals - EUR	(EUR7)	$(2)	$2
Trade payables and accruals - CHF	(CHF65)	$(16)	$16
Provisions – USD	(US$1,750)	$(350)	$350
Borrowings – USD	(USD119,235)	$(23,847)	$23,847
		$(9,212)	$9,212

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2025	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$95	$19	$(19)
Bank accounts – CHF	CHF93	$23	$(23)
Bank accounts – SGD	S$236	$37	$(37)
Bank accounts – EUR	EUR29	$7	$(7)
Trade and other receivables - USD	US$48	$10	$(10)
Trade and other receivables - SGD	S$191	$30	$(30)
Trade and other receivables - CHF	CHF4	$1	$(1)
Trade and other receivables - EUR	EUR101	$24	$(24)
Trade payables and accruals - USD	(US$1,376)	$(275)	$275
Trade payables and accruals - AUD	(A$458)	$(60)	$60
Trade payables and accruals - SGD	(S$177)	$(28)	$28
Trade payables and accruals - GBP	(GBP42)	$(12)	$12
Trade payables and accruals - CHF	(CHF61)	$(15)	$15
Provisions – USD	(US$1,750)	$(350)	$350
		$(589)	$589
(ii)    Cash flow and interest rate risk
The Group is exposed to interest rate movements which impacts interest income earned on its deposits and at call accounts. The interest rate risk is managed by spreading the maturity date of our deposits across various periods. The Group ensures that sufficient funds are available, in at call accounts, to meet the working capital requirements of the Group.
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2026 and June 30, 2025. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of June 30, 2026			As of June 30, 2025
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low	High	US$
Funds invested – US$	1.21%	3.62%	70,300	4.18%	4.18%	117,902
Rate increase by 10%	1.33%	3.98%	216	4.60%	4.60%	493
Rate decrease by 10%	1.09%	3.26%	(216)	3.76%	3.76%	(493)

	As of June 30, 2026			As of June 30, 2025
(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested – A$	3.85%	4.93%	1,395	3.35%	4.21%	49,235
Rate increase by 10%	4.24%	5.42%	6	3.69%	4.63%	185
Rate decrease by 10%	3.47%	4.44%	(6)	3.02%	3.79%	(185)
(iii)    Price risk
Price risk is the risk that future cash flows derived from financial instruments will be altered as a result of a market price movement, which is defined as movements other than foreign currency rates and interest rates. The Group was exposed to price risk arising from long-term borrowings under its facility with NovaQuest, where the timing and amounts of principal and interest payments were dependent on net sales of Ryoncil® for the treatment of SR-aGVHD in pediatric patients in the United States and other territories excluding Asia.
The NovaQuest borrowing was fully repaid during the year. Accordingly, the Group had no exposure to price risk associated with the NovaQuest financing arrangement at June 30, 2026.

	As of June 30, 2026		As of June 30, 2025
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings – NovaQuest	—	—%	11,153	9%
Non-current borrowings
Borrowings – NovaQuest	—	—%	67,739	56%
	—	—%	78,892	65%
The Group is also exposed to price risk on contingent consideration provision balances, as expected unit revenues are a significant unobservable input used in the level 3 fair value measurements. As at June 30, 2026, all other factors held constant, the increase/decrease in price assumptions adopted in the fair value measurements of the contingent consideration provision are discussed in Note 5(f)(iv).
The Group does not consider it has any exposure to price risk other than those already described above.
(iv)    Margin risk (gross to net risk)
The Group is exposed to margin risk arising from the estimation of variable consideration deducted from gross product sales in calculating or recognizing net product revenue. Product revenues are recorded at net of allowances for variable consideration such as estimated government rebates and chargebacks (including Medicaid and 340B chargebacks), distribution fees, distributor and off-label discounts, patient assistance programs, freight and packaging costs and returns. These allowances are estimated at the point of sale using contractual and statutory pricing terms, historical claims experience, payer and channel mix data, information provided by the Group's third‑party commercialization service provider, and other information available at the reporting date.
The Group's net product revenue and gross profit margin are sensitive to changes in the aggregate gross to net adjustment expressed as a percentage of gross product sales. Total gross to net adjustments for the years ended June 30, 2026 and 2025 was 13.4% and 14.6% of gross product revenue, respectively, comprising government rebates and chargebacks, discounts and distributor fees, other sales‑related deductions, and co‑pay assistance and other discounts.
The actual amount of consideration ultimately received by the Group may differ from these estimates. Factors that could result in a material change to the estimated gross to net adjustment include:
•changes in the statutory Medicaid Unit Rebate Amount;
•changes in TRICARE and Department of Veterans Affairs rebate and chargeback rates or eligible volumes;
•shifts in the mix of eligible 340B chargebacks covered entities and associated chargeback volumes;
•changes to distribution fee rates;
•changes in freight charges, including variability in freight arising from customer location and shipping distance;
•changes to distributor and off-label discounts;
•changes to co‑pay support program utilization and per‑patient benefit levels; and
•variances between actual and assumed channel and distribution mix, leading to differences between actual claims and amounts accrued.
(v)    Share price risk
The Group's exposure to share price risk arises from warrant liabilities and a financial derivative liability classified within contingent consideration held by the Group and classified in the statement of financial position at fair value through profit or loss. The future exercise of these warrants will not impact the Group's future cash flows significantly given the warrants will be paid in shares upon exercise, therefore there are no significant cashflow risks associated with these warrants. The Group monitors the impact on profit or loss that share price movements have on the valuation of the warrant liability each period. The financial derivative liability as of June 30, 2025 relates to a contingent consideration milestone paid in January 2025 through the issuance of shares, which was subject to a 12-month lock-up period. If the share price decreased over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment was required to be paid.
The table below summarizes the impact of the increase/decrease of Mesoblast's share price on the Group's profit or loss during the period, based on the assumption that the share price had increased/decreased by 10% and 10% with all other variables held constant as of June 30, 2026 and June 30, 2025 respectively.

(in U.S. dollars, in thousands)	As of June 30, 2026	As of June 30, 2025
Financial liabilities
Warrant liability	8,912	5,724
Financial derivative liability	—	10,262
Impact on profit or (loss)
Share price increase by 10% (2025: 10%) - Warrant liability	(1,274)	(767)
Share price decrease by 10% (2025: 10%) - Warrant liability	1,241	751
Share price increase by Nil (2025: 10%) - Financial derivative liability	—	873
Share price decrease by Nil (2025: 10%) - Financial derivative liability	—	(925)
b. Credit risk
Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	55,524	393
Cash at bank (Note 5(a)) - minimum A rated	47,390	161,158
Trade and other receivables
Receivable from other parties (non-rated)	57,075	13,911
Receivable from the Singapore Government (Goods and Services Tax)	372	150
Receivable from the Australian Government (Goods and Services Tax)	180	587
Receivable from the Australian Government (Foreign Withholding Tax)	20	22
Receivable from the Swiss Government (Value-Added Tax)	10	4
Receivable from the United Kingdom Government (Foreign Withholding Tax)	2	2
Receivable from minimum A rated bank deposits (interest)	1	2
Other non-current assets
Minimum A rated bank deposits (held as security)	1,205	1,297
Credit risk is managed on a Group basis. For customers, where independent credit ratings are available, these ratings are used. Otherwise, the Group assesses the credit quality of the customer, taking into account its financial position, past experience, payment history and other relevant factors. Compliance with customer payment terms and credit limits is regularly monitored.
The Group has credit risk exposure to customers in the U.S. distribution channel. As at June 30, 2026 and 2025, 98.0% and 89.3% of the Group’s trade receivables were due from a single external customer. The Group defines major credit risk as exposure to a concentration exceeding 10% of a total class of financial asset. Management monitors customer concentration, payment terms and overdue balances as part of its credit risk management process.
To measure expected credit losses, trade receivables are grouped based on shared credit risk characteristics and days past due. Expected loss rates are based on historical payment profiles, adjusted to reflect current and forward-looking information on macroeconomic factors and customer-specific matters affecting the ability of customers to settle receivables.
As at June 30, 2026 and 2025 the expected credit loss allowance was $Nil and $Nil, respectively..
c. Liquidity risk
Liquidity risk is the risk that the Group will not be able to pay its debts as and when they fall due. Liquidity risk has been assessed in Note 1(i).
All financial liabilities, excluding contingent consideration, borrowings and lease liabilities held by the Group as of June 30, 2026 and June 30, 2025 mature within 6 months. Trade payables and contingent consideration held by the Group as of June 30, 2026 and June 30, 2025 are non-interest bearing. The total contractual cash flows associated with trade payables equate to the carrying amount disclosed within the financial statements.
As of June 30, 2026, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis, and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)	(11,111)	(10,167)	(150,333)	—	(171,611)	(119,235)
Trade payables	(46,806)	—	—	—	(46,806)	(46,806)
Lease liabilities	(3,432)	(2,587)	(2,920)	(36)	(8,975)	(8,099)
	(61,349)	(12,754)	(153,253)	(36)	(227,392)	(174,140)
(1)Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at June 30, 2026.